Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination
Schedule of identifiable assets acquired and goodwill

Amount recognized on acquisition	PinPag	Neemo	Humanus	Mercadapp	Total
Current Assets	19,747	320	3,501	640	24,208
Cash and cash equivalents	11,396	75	954	579	13,004
Trade accounts receivable	—	226	512	61	799
Other receivables	8,351	19	2,035	—	10,405
Non-current assets	75,817	9,739	3,833	3,802	93,191
Software (*)	10,210	2,139	3,072	2,821	18,242
Customer portfolio (*)	43,583	7,534	578	940	52,635
Brand	11,823	—	—	—	11,823
Immobilized	10,168	66	93	41	10,368
Intangible	33	—	90	—	123
Current liabilities	22,618	241	487	155	23,501
Suppliers	807	38	19	29	893
Labor obligations	187	91	421	86	785
Taxes payable	1,847	112	44	31	2,034
Other liabilities	19,777	—	3	9	19,789
Non‑current liabilities	—	—	4,225	269	4,494
Other payables	—	—	4,225	269	4,494

Fair value of acquired assets	95,564	10,059	7,334	4,442	117,399
Fair value of liabilities assumed	22,618	241	4,712	424	27,995
Total net identifiable assets	72,946	9,818	2,622	4,018	89,404
Consideration (**)	160,916	20,363	17,899	9,791	208,969
Goodwill on the transaction	87,970	10,545	15,277	5,773	119,565

(*) Allocation of identificable assets

(**) AVP net fair value.

PinPag
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	125,000
Amount paid on the acquisition of shares	10,000
Amount retained installments	5,000
Fair value of contingent consideration (Earn-out)	20,916
Total consideration	160,916

Analysis of cash flow from the acquisition
Amount paid in cash	125,000
Net cash acquired from subsidiary	(11,396)
Cash flow from investment activities	113,604

Neemo
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	14,880
Amount to be paid on the acquisition of shares	1,500
Amount retained installments	1,500
Amount complementary installments	1,195
Fair value of contingent consideration (Earn-out)	1,288
Total adjusted consideration	20,363
Analysis of cash flow from the acquisition
Amount paid in cash	14,880
Amount to be paid on the acquisition of shares	1,500
Net cash acquired from subsidiary	(75)
Cash flow from investment activities	16,305

Humanus
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	12,374
Amount to be paid on the acquisition of shares	900
Amount retained installments	3,000
Amount complementary installments	320
Fair value of contingent consideration (Earn-out)	1,305
Total adjusted consideration	17,899
Analysis of cash flow from the acquisition
Amount paid in cash	12,374
Net cash acquired from subsidiary	(954)
Cash flow from investment activities	11,420

Mercadapp
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	6,500
Amount to be paid on the acquisition of shares	500
Amount retained installments	1,000
Fair value of contingent consideration (Earn-out)	1,791
Total adjusted consideration	9,791

Analysis of cash flow from the acquisition
Amount paid in cash	6,500
Net cash acquired from subsidiary	(573)
Cash flow from investment activities	5,927